Segment Reporting (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenues	$ 865,705	$ 401,814
Operating expenses	(2,813,636)	(2,202,161)	(889,107)
Net loss from continuing operations before income taxes	(2,122,427)	(932,863)	(683,295)
Net loss from discontinued operations before income taxes		28,488,305	(82,206,040)
Net income (loss)	(2,106,600)	27,555,442	(82,889,335)
Tea Shop Chains [Member]
Revenues	448,000	401,814
Operating expenses	(1,594,906)	(2,202,161)	(889,107)
Net loss from continuing operations before income taxes	(1,558,038)	(932,863)	(683,295)
Net loss from discontinued operations before income taxes		28,488,305	(82,206,040)
Net income (loss)	(1,558,038)	27,555,442	(82,889,335)
Distribution of Dark Tea Products [Member]
Revenues	417,705
Operating expenses	(426,655)
Net loss from continuing operations before income taxes	(32,301)
Net loss from discontinued operations before income taxes
Net income (loss)	(16,474)
Unallocated [Member]
Revenues
Operating expenses	(792,075)
Net loss from continuing operations before income taxes	(532,088)
Net loss from discontinued operations before income taxes
Net income (loss)	$ (532,088)